Organization and Principal Activities (Details) - Schedule of Subsidiaries and Consolidated VIEs of WN	12 Months Ended
Jun. 30, 2023
Beijing Erwan Technology Limited [Member]
Wholly owned subsidiaries:
Date of incorporation	Mar. 27, 2017
Place of incorporation	The PRC
Percentage of direct or indirect economic interest	100%
Principal activities	Investment holding
Feierlai (Beijing) Technology Limited [Member]
Wholly owned subsidiaries:
Date of incorporation	Jul. 27, 2016
Place of incorporation	The PRC
Percentage of direct or indirect economic interest	100%*	[1]
Principal activities	Listing Businesses
Beijing Dianfengtongdao Technology Limited [Member]
Wholly owned subsidiaries:
Date of incorporation	Apr. 25, 2017
Place of incorporation	The PRC
Percentage of direct or indirect economic interest	100%*	[1]
Principal activities	Listing Businesses, Old Business
Hundreds of Mountains Limited [Member]
Wholly owned subsidiaries:
Date of incorporation	Mar. 22, 2021
Place of incorporation	The BVI
Percentage of direct or indirect economic interest	100%
Principal activities	Investment holding
Witty Digital Technology Limited [Member]
Wholly owned subsidiaries:
Date of incorporation	Mar. 29, 2021
Place of incorporation	Hong Kong
Percentage of direct or indirect economic interest	100%
Principal activities	Investment holding
Beijing Liangzizhige Technology Limited [Member]
Wholly owned subsidiaries:
Date of incorporation	Mar. 19, 2021
Place of incorporation	The PRC
Percentage of direct or indirect economic interest	100%
Principal activities	Listing Businesses
Feierlai (Beijing) Technology Co., Ltd [Member]
Wholly owned subsidiaries:
Date of incorporation	Jul. 27, 2016
Place of incorporation	The PRC
Percentage of direct or indirect economic interest	100%*
Principal activities	Listing Businesses
Beijing Shijiwanhe Information Consulting Limited [Member]
Wholly owned subsidiaries:
Date of incorporation	Aug. 28, 2019
Place of incorporation	The PRC
Percentage of direct or indirect economic interest	100%*
Principal activities	Listing Businesses
Beijing Denggaoerge Network Technology Limited [Member]
Wholly owned subsidiaries:
Date of incorporation	Dec. 24, 2020
Place of incorporation	The PRC
Percentage of direct or indirect economic interest	100%*
Principal activities	Listing Businesses
Anhui Denggaoerge Network Technology Co., Ltd [Member]
Wholly owned subsidiaries:
Date of incorporation	Feb. 12, 2023
Place of incorporation	The PRC
Percentage of direct or indirect economic interest	100%*
Principal activities	Listing Businesses

[1]	WN WFOE had 100% of beneficial interests in these consolidated VIEs.